Employee Benefits (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2009
Employee Benefits [Abstract]
Outstanding at October 31, Number of options	131,388	166,577	166,577
Forfeited, Number of options	(131,388)	(35,189)
Outstanding at October 31, Number of options		131,388	166,577
Outstanding at October 31, Weighted-average exercise price	$ 7.11	$ 7.62	$ 7.62
Forfeited, Weighted-average exercise price	$ 7.11	$ 9.54
Outstanding at October 31, Weighted-average exercise price		$ 7.11	$ 7.62